Share Capital - Additional Information (Detail)						1 Months Ended	12 Months Ended
	Jan. 05, 2018 USD ($)	Sep. 07, 2016 USD ($) shares	Sep. 07, 2016 CAD ($) shares	Mar. 29, 2016 USD ($) shares	Mar. 29, 2016 CAD ($) shares	Nov. 30, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares authorised							100,000,000	100,000,000
Number of shares issued		53,854	53,854	46,851	46,851
Broker warrants issued		53,854	53,854	46,851	46,851
Gross proceeds on exercise of options		$ 141,996	$ 183,104	$ 121,095	$ 159,293		$ (6,626)		$ 586,688
Broker warrants with a fair value | $		$ 55,562		$ 48,332
Stock option description							All options under the Plan will be subject to vesting provisions determined by the Board of Directors, over a period of not less than 18 months, in equal portions on a quarterly basis. Options granted to consultants providing investor relations activities will vest at the end of 12 months or longer from the date of issuance.	All options under the Plan will be subject to vesting provisions determined by the Board of Directors, over a period of not less than 18 months, in equal portions on a quarterly basis. Options granted to consultants providing investor relations activities will vest at the end of 12 months or longer from the date of issuance.
Compensation expense | $							$ 22,179		$ 97,486
Stock options granted							0	0	0	0
Number of other equity instruments issued							292,549	292,549
Compensation expense related to granting and vesting of share unit | $							$ 3,431,832		$ 1,279,188
Shares approved in normal course issuer bid						7,120,185
Maximum percentage of shares approved in normal course issuer bid						10.00%
Maximum daily repurchase in normal course issuer bid						103,902
Repurchase of shares							1,339,800	1,339,800
Total cost, including transaction fee							$ 2,872,713	$ 3,669,120
Repurchased shares canceled | $	$ 72,400						$ 1,267,400
Share options [member]
Disclosure of classes of share capital [line items]
Shares excluded from diluted weighted average number of common shares calculation							157,952	157,952	315,251	315,251
Share units [member]
Disclosure of classes of share capital [line items]
Shares excluded from diluted weighted average number of common shares calculation							2,047,200	2,047,200	1,179,073	1,179,073
Bottom of range [member]
Disclosure of classes of share capital [line items]
Term of stock option plan							2 years	2 years
Top of range [member]
Disclosure of classes of share capital [line items]
Term of stock option plan							10 years	10 years
Time based share units [member]
Disclosure of classes of share capital [line items]
Number of other equity instruments issued							324,000	324,000	704,000	704,000
Weighted average exercise price of other equity instruments issued							$ 3.31	$ 4.16	$ 5.01	$ 6.74
Number of other equity instruments vested							302,000	302,000	80,000	80,000
Performance based share units [member]
Disclosure of classes of share capital [line items]
Number of other equity instruments issued									250,000	250,000
Weighted average exercise price of other equity instruments issued									$ 3.73	$ 5.01
Performance based share units [member]
Disclosure of classes of share capital [line items]
Number of other equity instruments issued									1,350,000	1,350,000
Number of other equity instruments vested							1,000,000	1,000,000
Performance based share units [member] | Additional share unit issuance [member]
Disclosure of classes of share capital [line items]
Number of other equity instruments issued									1,100,000	1,100,000
Weighted average exercise price of other equity instruments issued									$ 4.93	$ 6.62